Share capital (Tables)	12 Months Ended
Dec. 31, 2011
Share capital [Abstract]
Share capital
	2011		2010		2009
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	469,250,933	938	443,308,487	887	399,133,216	798
Treasury shares held by Company	(1,478,759)	(3)	(182,796)	(1)	(110,200)	-
Outstanding shares in issue	467,772,174	935	443,125,691	886	399,023,016	798